ORDINARY SHARES AND TREASURY STOCK (Details) $ / shares in Units, $ in Thousands, $ in Millions									1 Months Ended		12 Months Ended
	Dec. 14, 2022 shares	Aug. 16, 2022 shares	Apr. 24, 2021 HKD ($) shares	Apr. 24, 2021 USD ($) shares	Aug. 22, 2020 HKD ($) shares	Aug. 22, 2020 USD ($) shares	Mar. 08, 2019 Vote $ / shares shares	Sep. 22, 2016 Vote $ / shares shares	Dec. 31, 2020 HKD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2022 HKD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 HKD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 HKD ($) shares	Mar. 10, 2022 shares	Nov. 03, 2021 shares	Jun. 11, 2021 shares	Sep. 21, 2016 $ / shares shares
ORDINARY SHARES AND TREASURY STOCK
Ordinary shares, shares authorized								403,750,000											807,500
Ordinary shares, par value (in dollars per share) | $ / shares							$ 0.00001	$ 0.00001											$ 0.0050
Number of vote | Vote								1
Net proceeds after deducting commissions and offering expenses | $													$ 10,856,524		$ 2,339,718
Average price of share repurchase | $ / shares												$ 4.56		$ 5.13
Total consideration | $											$ 3,145,810		$ 1,178,755
ADS
ORDINARY SHARES AND TREASURY STOCK
Average price of share repurchase | $ / shares												$ 36.48		$ 41.04
ADS | Maximum
ORDINARY SHARES AND TREASURY STOCK
Number of shares authorized to repurchase																500,000,000.0
ADS | Minimum
ORDINARY SHARES AND TREASURY STOCK
Number of shares authorized to repurchase																	300,000,000.0
Class A ordinary shares
ORDINARY SHARES AND TREASURY STOCK
Ordinary shares, shares authorized							48,700,000,000					48,700,000,000		48,700,000,000
Ordinary shares, par value (in dollars per share) | $ / shares							$ 0.00001					$ 0.00001		$ 0.00001
Number of vote | Vote							1
Issuance of ordinary shares (in shares)			87,400,000	87,400,000	76,000,000	76,000,000
Net proceeds after deducting commissions and offering expenses			$ 1,398,000	$ 10,857.0	$ 2,339,700	$ 301.8
Shares issued upon exercise of employee share options/ restricted share units ("RSUs") (in shares)											2,968,984	2,968,984	5,875,592	5,875,592	5,048,824
Shares issued upon vest of outstanding restricted shares units											3,138,104	3,138,104	929,672	929,672	0
Number of shares repurchased											121,363,408	121,363,408	29,462,760	29,462,760
Total consideration											$ 4,324,600	$ 553.2	$ 1,178,800	$ 151.2
Redesignation of ordinary shares into Class B ordinary shares		64,000,000
Class A ordinary shares | Ordinary shares
ORDINARY SHARES AND TREASURY STOCK
Issuance of ordinary shares (in shares)													87,400,000	87,400,000
Shares issued upon exercise of employee share options/ restricted share units ("RSUs") (in shares)											6,107,088	6,107,088	6,805,264	6,805,264	5,048,824
Class A ordinary shares | Private placement
ORDINARY SHARES AND TREASURY STOCK
Aggregate gross proceeds from private placement									$ 2,035,000	$ 262.5
Price per share | $ / shares										$ 4.89751
Class B ordinary shares
ORDINARY SHARES AND TREASURY STOCK
Ordinary shares, shares authorized							800,000,000					800,000,000		800,000,000
Ordinary shares, par value (in dollars per share) | $ / shares												$ 0.00001		$ 0.00001
Number of vote | Vote							20
Ordinary shares, number of shares undesignated with par value							500,000,000
Redesignation of ordinary shares into Class B ordinary shares	50,000,000
Pre-Funded Warrants | Class A ordinary shares
ORDINARY SHARES AND TREASURY STOCK
Warrants to purchase shares of ordinary shares										53,600,000				53,599,890
Shares cancelled														110
Warrants exercise price | $ / shares										$ 0.00001
Pre-Funded Warrants | Class A ordinary shares | Private placement
ORDINARY SHARES AND TREASURY STOCK
Warrants to purchase shares of ordinary shares										53,600,000								53,599,890
Shares cancelled																		110
Warrants exercise price | $ / shares										$ 0.00001